Share-Based Payments - Number and Weighted Average Exercise Prices of, and Movements in, Outstanding Stock Options on a Per-common-share Basis (Detail)		12 Months Ended
	Jul. 29, 2019	Dec. 31, 2019 ¥ / shares		Dec. 31, 2018 ¥ / shares		Dec. 31, 2017 ¥ / shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Forfeited		0		0		0
Common stock options [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Number of shares, Beginning balance		3,738,300		5,577,000		22,911,500
Number of shares, Granted	4,702,800	4,702,800				2,386,000
Number of shares, Forfeited		(152,300)	[1]	(983,200)	[1]	(7,000)
Number of shares, Exercised		(608,500)	[2]	(855,500)	[2]	(19,713,500)	[1]
Number of shares, Ending balance		7,680,300		3,738,300		5,577,000
Number of shares, Exercisable		2,376,000		2,701,400		3,191,000
Weighted average exercise prices, Beginning balance		¥ 2,245		¥ 2,421		¥ 653
Weighted average exercise prices, Granted		3,500				4,206
Weighted average exercise prices, Forfeited		4,021	[1]	4,178	[1]	1,320
Weighted average exercise prices, Exercised		942	[2]	1,171	[2]	583	[1]
Weighted average exercise prices, Ending balance		3,081		2,245		2,421
Weighted average exercise prices, Exercisable		¥ 1,960		¥ 1,492		¥ 1,086

[1]	For the year ended December 31, 2018 and 2019, the number of forfeited stock options include 763,300 shares and 120,200 shares, respectively, of revocation due to waiver of rights.
[2]	The weighted average share price at the date of exercise of these options during the years ended December 31, 2017, 2018 and 2019 were 4,580 yen, 4,245 yen and 3,975 yen, respectively.